Equity Transactions with Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Noncontrolling Interest Activity

Net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation	(772,172)	74,017	(103,465)
Transfers (to) from the noncontrolling interests:
Increase (decrease) in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	19,101	(109,326)	(8,240)

Total	19,101	(109,326)	(8,240)

Change from net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests	(753,071)	(35,309)	(111,705)